Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Supplement [Text Block]	hf3_SupplementTextBlock

Harbor Fixed Income Funds Supplement to Prospectus dated March 1, 2012

Harbor Bond Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 10 of the Prospectus:

Credit Quality. The Fund invests primarily in investment-grade debt securities, but may invest up to 15% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.

Harbor Real Return Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 13 of the Prospectus:

Credit Quality. The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.

Harbor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf3_SupplementTextBlock

Harbor Fixed Income Funds Supplement to Prospectus dated March 1, 2012

Harbor Bond Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 10 of the Prospectus:

Credit Quality. The Fund invests primarily in investment-grade debt securities, but may invest up to 15% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.

Harbor Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf3_SupplementTextBlock

Harbor Fixed Income Funds Supplement to Prospectus dated March 1, 2012

Harbor Real Return Fund

Effective immediately, the following replaces, in its entirety, the information under the heading "Credit Quality" in the "Principal Investment Strategy" section beginning on page 13 of the Prospectus:

Credit Quality. The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as high-yield or junk bonds. For all securities other than mortgage-backed securities, the Fund is limited to investing in below investment-grade securities rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-backed securities, the Fund may invest in securities of any credit quality, including those rated below B.